Convertible Notes Payable	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible Notes Payable

7.	Convertible Notes Payable

There were no convertible notes payable outstanding at December 31, 2016. At December 31, 2015, convertible notes payable consisted of three separate notes:

December 31, 2015
Convertible note bearing interest at 5% per annum in the principal amount of $150,000. The original maturity date of June 13, 2015 was extended to April 1, 2016 during the period ended December 31, 2015 and was further extended to July 1, 2016. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $8.00 per share. On July 1, 2016, the Company paid the outstanding amount under this Note, including interest in full.	$150,000

Secured Convertible promissory note, bearing interest at 14% per annum in the principal amount of $275,000 (the “Note”), payable in six installments (“Amortization Payments”) as set forth in an Amortization Schedule beginning the 30th day after issuance and each 30-days thereafter. The Note is convertible at a price per share equal to the lesser of (i) the Fixed Conversion Price (currently $3.00) or (ii) 65% of the lowest trading price of the Company’s common stock during the 5 trading days prior to conversion. The note was issued with an original issue discount, which is amortized over the life of the loan. The Note is secured by all of the Company’s assets pursuant to the terms and conditions of an Amended and Restated Pledge and Security Agreement.(1)	272,708

Convertible note bearing interest at 0% per annum. The note was converted into Company’s preferred equity financing on April 4, 2016.	50,000
Total convertible notes payable	472,708

Less discount on convertible debt	16,750

Total convertible notes payable – net of debt discount	$455,958

(1)	On April 14, 2016, this note (the “Initial Note”) was transferred to MR Group I, LLC (“Investor”). In addition, on April 14, 2016, the Company issued and sold to Investor a convertible promissory note dated April 18, 2016, bearing interest at 14% per annum in the principal amount of $300,000 (the “Additional Note”, together with the Initial Note, the “Notes”). The Additional Note had a maturity date of January 18, 2017 and an original issue discount of $100,000. On May 13, 2016, the Company entered into Exchange Agreement (the “Exchange Agreement”) with the Investor pursuant to which the Company (i) issued Investor a 14% secured convertible promissory note dated May 13, 2016 in the aggregate principal amount of $219,200 with an August 31, 2016 maturity date (the “Note”) in exchange for a previously issued 14% secured convertible promissory note dated September 10, 2015 in the original principal amount of $275,000 (with current outstanding principal and interest of $197,208 and $21,992, respectively) with a May 10, 2016 maturity date held by Investor and (ii) issued Investor a 14% secured convertible promissory note dated May 13, 2016 in the aggregate principal amount of $302,647 with an April 30, 2017 maturity date (the “Second Note”, together with the Note, the “Exchange Notes”) in exchange for a previously issued 14% secured convertible promissory note dated April 18, 2016 in the original principal amount of $300,000 (with current outstanding principal and interest of $300,000 and $2,647, respectively) with a May 10, 2016 maturity date held by Investor. During the June period, $196,330 of the note was converted into common shares. On June 6, 2016, the Company paid the remaining outstanding amount under this Note ($100,000) in full, and on June 28, 2016, the Company paid the outstanding amount under the Second Note ($306,378) in full.

Amortization of the debt discount and beneficial conversion feature of the convertible notes totaled $359,688 for the fiscal year ended December 31, 2016. Amortization of the debt discount was $16,750 for the year ended December 31, 2015 and was recorded as other expense in the consolidated statement of operations.